Shareholders’ Equity - Schedule of Activities for the Company’s RSUs (Details) - Previously Reported [Member] - RSUs [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activities for the Company’s RSUs [Line Items]
Number of RSUs,Outstanding, beginning of period/year	5,000,000
Weighted Average Grant Price, Outstanding, beginning of period/year	$ 2.47
Number of RSUs, Granted		5,000,000
Weighted Average Grant Price, Granted		$ 2.47
Number of RSUs, Vested	(346,542)
Weighted Average Grant Price, Vested	$ 2.47
Number of RSUs, Forfeited	(3,343,730)
Weighted Average Grant Price, Forfeited	$ (2.47)
Number of RSUs, Outstanding, end of period/year	1,309,728	5,000,000
Weighted Average Grant Price,Outstanding, end of period/year	$ 2.47	$ 2.47